UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2009

Item 1. Reports to Stockholders

Fidelity® Money Market
Central Fund

Semiannual Report

March 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CFM-SANN-0509
1.756671.108

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Actual	.0041%	$ 1,000.00	$ 1,011.60	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.91	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/09	% of fund's investments 9/30/08	% of fund's investments 3/31/08
0 - 30	52.3	59.4	47.8
31 - 90	32.2	27.4	40.0
91 - 180	7.7	11.1	10.2
181 - 397	7.8	2.1	2.0
Weighted Average Maturity
	3/31/09	9/30/08	3/31/08
Fidelity Money Market Central Fund	56 Days	40 Days	46 Days
All Taxable Money Market Funds Average *	48 Days	41 Days	42 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Corporate Bonds 1.0%	Corporate Bonds 0.0%
Commercial Paper 12.2%	Commercial Paper 21.0%
Bank CDs, BAs, TDs, and Notes 69.8%	Bank CDs, BAs, TDs, and Notes 68.9%
Government Securities 12.1%	Government Securities 3.4%
Other Government Related † 2.8%	Other Government Related 0.0%
Repurchase Agreements 2.2%	Repurchase Agreements 8.2%
Net Other Assets** (0.1)%	Net Other Assets** (1.5)%

** Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities

* Source: iMoneyNet, Inc.

Semiannual Report

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.0%
Due Date	Yield (a)	Principal Amount	Value
Roche Holdings, Inc.
9/18/09	1.95% (e)	$ 4,250,000	$ 4,250,000
Certificates of Deposit - 46.1%

Domestic Certificates Of Deposit - 0.9%
PNC Bank NA, Pittsburgh
4/1/09	3.08	1,000,000	1,000,000
State Street Bank & Trust Co., Boston
5/22/09 to 6/18/09	1.00 to 1.25	3,000,000	3,000,000
			4,000,000
London Branch, Eurodollar, Foreign Banks - 15.3%
Credit Agricole SA
4/1/09 to 8/3/09	1.10 to 1.82	21,000,000	21,000,000
Credit Industriel et Commercial
4/1/09 to 7/2/09	1.20 to 1.50	10,000,000	10,000,000
HSBC Bank PLC
6/3/09 to 6/22/09	1.00 to 1.03	4,000,000	4,000,000
ING Bank NV
4/14/09 to 5/13/09	1.00 to 1.30	11,000,000	11,000,000
Landesbank Hessen-Thuringen
4/23/09 to 6/3/09	1.30 to 1.50	3,000,000	3,000,000
National Australia Bank Ltd.
5/11/09	1.00	7,000,000	7,000,000
UniCredit SpA
4/14/09 to 5/7/09	1.07 to 1.50	10,000,000	10,000,000
			66,000,000
New York Branch, Yankee Dollar, Foreign Banks - 29.9%
Banco Bilbao Vizcaya Argentaria SA
6/2/09	1.00	1,000,000	1,000,017
Bank of Montreal
4/9/09 to 6/5/09	1.06 to 1.62 (d)	12,000,000	12,000,000
Bank of Nova Scotia
4/15/09 to 6/5/09	1.39 to 1.57 (d)	7,000,000	7,000,000
Bank of Scotland PLC
5/6/09	1.47 (d)	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank Tokyo-Mitsubishi UFJ Ltd.
4/15/09 to 5/26/09	1.10 to 1.20%	$ 14,000,000	$ 14,000,000
Barclays Bank PLC
4/14/09 to 5/20/09	1.19 to 1.37 (d)	7,000,000	7,000,000
BNP Paribas SA
4/20/09	2.75	2,000,000	2,000,000
Canadian Imperial Bank of Commerce
6/4/09 to 7/9/09	1.15 to 1.35	4,000,000	4,000,000
Commerzbank AG
4/20/09 to 4/27/09	1.15 to 1.25	4,000,000	4,000,000
Credit Suisse First Boston
5/11/09	1.58 (d)	3,000,000	3,000,000
Deutsche Bank AG
4/6/09	1.64 (d)	4,000,000	4,000,000
Intesa Sanpaolo SpA
4/1/09 to 7/13/09	1.03 to 1.20 (d)	12,000,000	12,000,000
Natixis SA
4/14/09	1.00	4,000,000	4,000,000
Rabobank Nederland
4/14/09 to 1/12/10	1.20 to 2.75	4,000,000	4,000,000
Royal Bank of Canada
4/1/09	1.74 (d)	4,000,000	4,000,000
Royal Bank of Scotland PLC
4/6/09	1.03	7,000,000	7,000,000
Sanpaolo IMI SpA
4/21/09	3.15	2,000,000	2,000,000
Societe Generale
4/27/09	1.05	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp.
4/23/09 to 5/7/09	1.15 to 1.20	5,000,000	5,000,000
Svenska Handelsbanken AB
5/26/09	1.60 (d)	1,000,000	1,000,000
Toronto-Dominion Bank
5/14/09 to 1/14/10	1.35 to 2.50	20,000,000	20,000,000
			129,000,017
TOTAL CERTIFICATES OF DEPOSIT			199,000,017
Commercial Paper - 12.2%
Due Date	Yield (a)	Principal Amount	Value
Amsterdam Funding Corp.
4/23/09	0.50%	$ 2,000,000	$ 1,999,389
Banco Bilbao Vizcaya Argentaria SA (London Branch)
6/3/09	1.00	3,000,000	2,994,766
Canadian Imperial Holdings, Inc.
5/18/09	1.00	1,000,000	998,694
CVS Caremark Corp.
6/10/09	6.10	2,000,000	2,000,000
Dakota Notes (Citibank Credit Card Issuance Trust)
4/1/09 to 5/6/09	0.92 to 1.07	11,000,000	10,995,043
DnB NOR Bank ASA
5/13/09	1.00	1,000,000	998,833
Emerald Notes (BA Credit Card Trust)
4/9/09 to 5/1/09	1.45 to 1.71	5,000,000	4,995,435
Natexis Banques Populaires US Finance Co. LLC
4/28/09	1.51	3,000,000	2,996,625
Nationwide Building Society
4/9/09 to 4/27/09	1.35 to 1.49	4,000,000	3,997,298
Palisades Notes (Citibank Omni Master Trust)
4/1/09	1.00	2,000,000	2,000,000
Santander Finance, Inc.
7/22/09 to 8/3/09	1.51 to 1.66	4,000,000	3,978,283
Societe Generale North America, Inc.
4/23/09 to 7/13/09	1.00 to 1.15	12,000,000	11,971,462
Toronto Dominion Holdings (USA)
6/15/09	2.14	1,000,000	995,594
UniCredito Italiano Bank (Ireland) PLC
4/14/09 to 4/29/09	1.25 to 1.45	2,000,000	1,998,423
TOTAL COMMERCIAL PAPER			52,919,845
U.S. Government and Government Agency Obligations - 2.8%
Due Date	Yield (a)	Principal Amount	Value
Other Government Related - 2.8%
Bank of America NA (FDIC Guaranteed)
4/29/09	1.23% (c)(d)	$ 5,545,000	$ 5,545,000
Citibank NA (FDIC Guaranteed)
6/30/09	1.28 (c)(d)	1,000,000	1,000,000
General Electric Capital Corp. (FDIC Guaranteed)
4/8/09	1.46 (c)(d)	5,740,000	5,740,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			12,285,000
Federal Agencies - 10.9%

Fannie Mae - 1.7%
5/12/09 to 9/25/09	1.17 to 3.37 (d)	7,535,000	7,489,243
Federal Home Loan Bank - 5.9%
4/13/09 to 3/2/10	1.02 to 3.20 (d)	25,625,000	25,616,571
Freddie Mac - 3.3%
6/3/09 to 11/3/09	0.86 to 1.24 (d)	14,000,000	13,975,319
TOTAL FEDERAL AGENCIES			47,081,133
U.S. Treasury Obligations - 1.2%

U.S. Treasury Bills - 1.2%
7/30/09 to 10/22/09	1.01 to 1.41	5,000,000	4,971,972
Bank Notes - 0.7%

Bank of America NA
5/6/09	1.44 (d)	3,000,000	3,000,000
Medium-Term Notes - 23.0%

AT&T, Inc.
4/2/09	1.89 (b)(d)	5,000,000	5,000,000
Bank of America NA
4/3/09	1.63 (d)	5,000,000	5,000,000
Bank of Montreal
4/6/09	1.01 (b)(d)	5,500,000	5,495,251
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
BNP Paribas SA
5/13/09	1.44% (d)	$ 11,000,000	$ 11,000,000
BP Capital Markets PLC
6/11/09	1.44 (d)	3,000,000	3,000,000
Commonwealth Bank of Australia
4/3/09	1.63 (b)(d)	5,000,000	5,000,000
Compagnie Financiere du Credit Mutuel
4/9/09	1.49 (b)(d)	2,000,000	2,000,000
General Electric Capital Corp.
4/7/09 to 4/24/09	0.56 to 0.59 (d)	16,000,000	16,000,000
ING USA Annuity & Life Insurance Co.
4/24/09	0.78 (d)(e)	2,000,000	2,000,000
Lloyds TSB Group PLC
5/7/09	1.54 (b)(d)	3,000,000	3,000,000
National Australia Bank Ltd.
6/8/09	1.51 (b)(d)	3,000,000	3,000,000
New York Life Insurance Co.
5/15/09 to 6/29/09	1.43 to 2.37 (d)(e)	3,000,000	3,000,000
Nordea Bank AB
4/24/09	1.51 (b)(d)	3,000,000	3,000,000
Royal Bank of Canada
4/15/09	0.96 (b)(d)	4,000,000	4,000,000
Security Life of Denver Insurance Co.
4/28/09	1.52 (d)(e)	1,000,000	1,000,000
Svenska Handelsbanken AB
4/6/09	1.64 (b)(d)	4,000,000	4,000,000
Verizon Communications, Inc.
4/14/09	0.66 (d)	4,000,000	4,000,000
Wells Fargo & Co.
4/15/09	0.71 (b)(d)	10,000,000	10,000,000
5/1/09	3.55 (d)	2,000,000	2,000,083
Westpac Banking Corp.
4/14/09 to 6/4/09	1.46 to 1.51 (b)(d)	8,000,000	7,999,235
TOTAL MEDIUM-TERM NOTES			99,494,569
Repurchase Agreements - 2.2%
	Maturity Amount	Value
In a joint trading account at 0.28% dated 3/31/09 due 4/1/09 (Collateralized by U.S. Government Obligations) #	$ 530,004	$ 530,000
With:
Barclays Capital, Inc. at 1%, dated 1/27/09 due 4/6/09 (Collateralized by Equity Securities valued at $1,101,956)	1,001,917	1,000,000
Deutsche Bank Securities, Inc. at 0.8%, dated:
3/19/09 due 5/18/09 (Collateralized by Commercial Paper Obligations valued at $1,030,326, 5/18/09)	1,001,333	1,000,000
3/25/09 due 5/27/09 (Collateralized by Commercial Paper Obligations valued at $1,030,174, 5/27/09)	1,001,400	1,000,000
J.P. Morgan Securities, Inc. at 0.51%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations valued at $1,052,751, 1.8%, 3/11/11)	1,000,014	1,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.61%, dated 3/31/09 due 4/1/09 (Collateralized by Equity Securities valued at $2,208,224)	2,000,034	2,000,000
RBC Capital Markets Co. at 0.66%, dated 3/31/09 due 4/1/09 (Collateralized by Equity Securities valued at $3,300,005)	3,000,055	3,000,000
TOTAL REPURCHASE AGREEMENTS		9,530,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $432,532,536)		432,532,536
NET OTHER ASSETS - (0.1)%		(519,461)
NET ASSETS - 100%		$ 432,013,075
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,494,486 or 12.2% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $12,285,000 or 2.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,250,000 or 2.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
ING USA Annuity & Life Insurance Co. 0.78%, 4/24/09	6/23/05	$ 2,000,000
New York Life Insurance Co.: 1.43%, 5/15/09	5/12/08	$ 2,000,000
2.37%, 6/29/09	3/23/09	$ 1,000,000
Roche Holdings, Inc. 1.95%, 9/18/09	3/13/09	$ 4,250,000
Security Life of Denver Insurance Co. 1.52%, 4/28/09	8/26/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$530,000 due 4/01/09 at 0.28%
BNP Paribas Securities Corp.	$ 40,529
Banc of America Securities LLC	13,208
Bank of America, NA	81,058
Barclays Capital, Inc.	109,934
Deutsche Bank Securities, Inc.	14,185
Greenwich Capital Markets, Inc.	10,132
ING Financial Markets LLC	22,340
J.P. Morgan Securities, Inc.	131,720
Merrill Lynch Government Securities, Inc.	20,264
RBC Capital Markets Corp.	15,705
Societe Generale, New York Branch	10,132
UBS Securities LLC	60,793
$ 530,000
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 432,532,536	$ -	$ 432,532,536	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $9,530,000) - See accompanying schedule: Unaffiliated issuers (cost $432,532,536)		$ 432,532,536
Interest receivable		1,014,463
Total assets		433,546,999

Liabilities
Payable to custodian bank	$ 465
Payable for investments purchased	1,000,000
Distributions payable	527,898
Other payables and accrued expenses	5,561
Total liabilities		1,533,924

Net Assets		$ 432,013,075
Net Assets consist of:
Paid in capital		$ 431,894,685
Distributions in excess of net investment income		(398)
Accumulated undistributed net realized gain (loss) on investments		118,788
Net Assets, for 431,879,909 shares outstanding		$ 432,013,075
Net Asset Value, offering price and redemption price per share ($432,013,075 ÷ 431,879,909 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 6,336,233

Expenses
Custodian fees and expenses	$ 10,913
Independent trustees' compensation	1,062
Total expenses before reductions	11,975
Expense reductions	(1,480)	10,495
Net investment income		6,325,738
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		194,647
Net increase in net assets resulting from operations		$ 6,520,385

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,325,738	$ 22,736,420
Net realized gain (loss)	194,647	41,818
Net increase in net assets resulting from operations	6,520,385	22,778,238
Distributions to shareholders from net investment income	(6,326,136)	(22,736,058)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	178,000,001	70,000,000
Reinvestment of distributions	-	10,617
Cost of shares redeemed	(304,000,000)	(154,897,374)
Net increase (decrease) in net assets and shares resulting from share transactions	(125,999,999)	(84,886,757)
Total increase (decrease) in net assets	(125,805,750)	(84,844,577)

Net Assets
Beginning of period	557,818,825	642,663,402
End of period (including distributions in excess of net investment income of $398 and undistributed net investment income of $0, respectively)	$ 432,013,075	$ 557,818,825

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.012	.039	.054	.048	.028	.013
Distributions from net investment income	(.012)	(.039)	(.054)	(.048)	(.028)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.16%	3.94%	5.55%	4.86%	2.80%	1.27%
Ratios to Average Net Assets E
Expenses before reductions	-% A, D	-% D	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% A, D	-% D	.01%	.01%	.01%	.01%
Expenses net of all reductions	-% A, D	-% D	.01%	.01%	.01%	.01%
Net investment income	2.36% A	3.92%	5.41%	4.76%	2.77%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 432,013	$ 557,819	$ 642,663	$ 859,468	$ 821,384	$ 817,994

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 432,532,536

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,062.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $418.

Semiannual Report

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all outstanding shares of the fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 20, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 20, 2009